Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	$ million
	Dec 31, 2020	Dec 31, 2019
Cash	4,831	4,168
Short-term bank deposits	2,220	2,665
Money market funds, reverse repos and other cash equivalents	24,779	11,222
Total	31,830	18,055